Nature of business and organization (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Name	Background	Ownership
Inforbird Technologies Limited (“Inforbird Technologies”)	● A Hong Kong company ● Incorporated on July 12, 2023 ● Software developing that provides software as a service (SaaS)	100% owned by Infobird Co., Ltd
Lightyear Technology Pte. Ltd (“Lightyear Technology”)	● A Singapore company ● Incorporated on July 25, 2023 ● A holding company	100% owned by Infobird Co., Ltd
Guangnian Zhiyuan (Beijing) Technology Co., Ltd (“Guangnian Zhiyuan”)	● A PRC company ● Incorporated on July 6, 2023 ● Registered capital of $1,379,310 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)	100% owned by Inforbird Technologies

Beijing Suowangda Technology Development Co., Ltd (“Beijing Suowangda”)	● A PRC limited liability company ● Incorporated on June 13, 2010 ● Registered capital of $68,794 (RMB 470,000) ● A cost center	100% owned by Guangnian Zhiyuan
Pure Tech Global Limited (“Pure Tech”)	● A BVI company ● Incorporated on February 5, 2024 ●A holding company	97% owned by Infobird Co., Ltd
Pure Media Limited (“Pure Media”)	● A Hong Kong company ● Incorporated on March 14, 2024 ●A holding company	100% owned by Pure Tech
Pinmu Century (Beijing) Marketing Technology Co., Ltd (“Pinmu Century”)	● A PRC limited liability company ● Incorporated on April 17, 2012 ● Registered capital of $1,581,243 (RMB 10,000,000) ● Digital advertising and marketing campaign service	VIE of Pure Media
Zhenxi Brand Marketing Consulting (Shanghai) Centre (“Zhenxi Brand”)	●a PRC wholly owned enterprise ● Incorporated on July 4, 2019 ● Digital advertising and marketing campaign service	VIE of Pure Media